Retirement Plans and Post-Retirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Nov. 03, 2019 USD ($)
Pension Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	$ 93
2021	92
2022	92
2023	92
2024	93
2025-2029	449
Other Post-Retirement Benefits Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	6
2021	4
2022	4
2023	4
2024	4
2025-2029	$ 23